Investments in Associates and Joint Ventures_Changes In Investments In Associates(Details) $ in Thousands		12 Months Ended
		Dec. 31, 2017 KRW (₩)		Dec. 31, 2017 USD ($)		Dec. 31, 2016 KRW (₩)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 1,770,673,000,000				₩ 1,737,840,000,000
Acquisition and others		53,375,000,000				1,558,731,000,000
Disposal and others		(1,522,511,000,000)	[1]			(1,772,592,000,000)	[2]
Dividends		(37,927,000,000)				(49,774,000,000)
Gains(losses) on equity-method accounting		69,161,000,000				299,650,000,000
Other comprehensive income		2,288,000,000				(9,687,000,000)
Others		11,000,000				6,505,000,000
Carrying amount		335,070,000,000		$ 313,906		1,770,673,000,000
Equity Method Investment Realized Gain Loss On Disposal		₩ 15,113,000,000				₩ (18,812,000,000)
Description Of Other Changes In Investments In Associates		Gain on disposal of investments in associates and joint ventures for year ended December 31, 2017, amounts to ￦15,113 million.	[1]	Gain on disposal of investments in associates and joint ventures for year ended December 31, 2017, amounts to ￦15,113 million.	[1]	Loss on disposal of investments in associates for the year ended December 31, 2016, amounts to ￦18,812 million.	[2]
KB Pre IPO Secondary Venture Fund 1st
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0
Acquisition and others		1,671,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(60,000,000)
Other comprehensive income		(10,000,000)
Others		0
Carrying amount		1,601,000,000				₩ 0
KB GwS Private Securities Investment Trust
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		129,678,000,000				127,539,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		(7,350,000,000)				(7,355,000,000)
Gains(losses) on equity-method accounting		9,092,000,000				9,494,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		131,420,000,000				129,678,000,000
KB Star Office Private Real Estate Investment Trust No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		19,807,000,000				19,915,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		(1,295,000,000)				(1,679,000,000)
Gains(losses) on equity-method accounting		1,197,000,000				1,571,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		19,709,000,000				19,807,000,000
Sun Surgery Center Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		2,682,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		2,682,000,000				0
Kyobo 7 Special Purpose Acquisition Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		10,000,000
Disposal and others		(10,000,000)
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		0				0
RAND Bio Science Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		2,000,000,000				0
Acquisition and others		0				2,000,000,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				0
Carrying amount		2,000,000,000				2,000,000,000
Balhae Infrastructure Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		133,200,000,000				128,275,000,000
Acquisition and others		806,000,000				4,727,000,000
Disposal and others		(29,202,000,000)				0
Dividends		(12,842,000,000)				(5,654,000,000)
Gains(losses) on equity-method accounting		13,228,000,000				5,852,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		105,190,000,000				133,200,000,000
Bungaejangter Inc.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		3,484,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		3,484,000,000				0
IMM Investment 5th PRIVATE EQUITY FUND
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		9,999,000,000				0
Acquisition and others		25,200,000,000				10,000,000,000
Disposal and others		(35,185,000,000)				0
Dividends		0				0
Gains(losses) on equity-method accounting		(14,000,000)				(1,000,000)
Other comprehensive income		0				0
Others		0				0
Carrying amount		0				₩ 9,999,000,000
Description of nature of entitys relationship with associate	[3]					Although the Group holds a majority of the investee’s voting rights, other limited partners have a right to replace general partners. Therefore, the Group has been classified the entity as investment in associates.
Aju Good Technology Venture Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		1,998,000,000				₩ 0
Acquisition and others		6,232,000,000				2,000,000,000
Disposal and others		0				(2,000,000)
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				0
Carrying amount		8,230,000,000				1,998,000,000
Acts Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		500,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		500,000,000				0
SY Auto Capital Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		5,693,000,000				9,481,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		2,390,000,000				(3,788,000,000)
Other comprehensive income		(13,000,000)				0
Others		0				0
Carrying amount		8,070,000,000				5,693,000,000
isMedia Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		3,978,000,000				0
Acquisition and others		0				3,978,000,000
Disposal and others		(5,409,000,000)				0
Dividends		0				0
Gains(losses) on equity-method accounting		1,431,000,000				0
Other comprehensive income		0				0
Others		0				0
Carrying amount		0				3,978,000,000
Incheon Bridge Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		728,000,000				0
Acquisition and others		0				0
Disposal and others		(728,000,000)				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				728,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		0				728,000,000
KB Insurance Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		1,392,194,000,000				1,077,014,000,000
Acquisition and others		0				170,625,000,000
Disposal and others		(1,417,397,000,000)				0
Dividends		(15,884,000,000)				(7,989,000,000)
Gains(losses) on equity-method accounting		38,873,000,000				160,954,000,000
Other comprehensive income		2,214,000,000				(8,410,000,000)
Others		0				0
Carrying amount		₩ 0				1,392,194,000,000
Gain Loss On Bargain Purchase Associates Accounts Using Equity Method	[4]					₩ 75,097,000,000
Description Of Other Changes In Investments In Associates		KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.	[5]	KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.	[5]	Among the gain on valuation of equity method investments, ￦75,097 million includes the gains on bargain purchase	[4]
Kendae Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0
Acquisition and others		0
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		127,000,000
Other comprehensive income		0
Others		0
Carrying amount		₩ 127,000,000				₩ 0
Description of nature of entitys relationship with associate	[6]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Big Dipper Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0
Acquisition and others		440,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		440,000,000				₩ 0
Builton Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		800,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		800,000,000				0
Shinhwa Underwear Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		103,000,000				56,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		35,000,000				47,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		₩ 138,000,000				₩ 103,000,000
Description of nature of entitys relationship with associate	[6]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
A-PRO Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0
Acquisition and others		1,500,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		1,500,000,000				₩ 0
MJT&I Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		232,000,000				149,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(105,000,000)				83,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		₩ 127,000,000				₩ 232,000,000
Description of nature of entitys relationship with associate	[6]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Inno Lending Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 378,000,000				₩ 0
Acquisition and others		0				398,000,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(148,000,000)				(20,000,000)
Other comprehensive income		0				0
Others		0				0
Carrying amount		230,000,000				378,000,000
Korbi Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		750,000,000
Disposal and others		(750,000,000)
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		0				0
Terra Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		28,000,000				21,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(8,000,000)				7,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		₩ 20,000,000				₩ 28,000,000
Description of nature of entitys relationship with associate	[6]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Paycoms Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0
Acquisition and others		800,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		800,000,000				₩ 0
Food Factory Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		1,000,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		0
Other comprehensive income		0
Others		0
Carrying amount		1,000,000,000				0
KBIC Private Equity Fund No 3
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		2,396,000,000				2,348,000,000
Acquisition and others		0				0
Disposal and others		(2,763,000,000)				0
Dividends		0				0
Gains(losses) on equity-method accounting		367,000,000				48,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		0				2,396,000,000
KB IGen Private Equity Fund No.1
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		10,000,000				10,000,000
Acquisition and others		0				0
Disposal and others		(7,000,000)				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				0
Carrying amount		₩ 3,000,000				₩ 10,000,000
Description of nature of entitys relationship with associate	[7]	KB-Glenwood Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.		KB-Glenwood Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.		KB-Glenwood Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.
KB No.8 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 19,000,000				₩ 19,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		1,000,000				0
Other comprehensive income		0				0
Others		0				0
Carrying amount		20,000,000				19,000,000
KB No.9 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		31,000,000				15,000,000
Acquisition and others		0				4,082,000,000
Disposal and others		0				(4,074,000,000)
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				8,000,000	[8]
Carrying amount		31,000,000				₩ 31,000,000
Description Of Other Changes In Investments In Associates	[8]					Other gain of KB No.9 Special Purpose Acquisition Company amounting to ￦8 million represents the changes in interests due to unequal share capital increase in the associate.
KB No.10 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		20,000,000				₩ 0
Acquisition and others		0				10,000,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		0				0
Other comprehensive income		0				0
Others		0				10,000,000	[9]
Carrying amount		20,000,000				₩ 20,000,000
Description Of Other Changes In Investments In Associates	[9]					Other gain of KB No.10 Special Purpose Acquisition Company amounting to ￦10 million represents the changes in interests due to unequal share capital increase in the associate.
KB No.11 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		13,000,000				₩ 0
Acquisition and others		0				10,000,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(2,000,000)				(1,000,000)
Other comprehensive income		(3,000,000)				4,000,000
Others		11,000,000	[10]			0
Carrying amount		₩ 19,000,000				13,000,000
Description Of Other Changes In Investments In Associates	[10]	Other gain of KB No.11 Special Purpose Acquisition Company amounting to ￦11 million represents the changes in interests due to unequal share capital increase in the associate.		Other gain of KB No.11 Special Purpose Acquisition Company amounting to ￦11 million represents the changes in interests due to unequal share capital increase in the associate.
KB Private Equity Fund Ⅲ
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 8,000,000,000				0
Acquisition and others		0				8,000,000,000
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(101,000,000)				0
Other comprehensive income		0				0
Others		0				0
Carrying amount		7,899,000,000				8,000,000,000
Korea Credit Bureau Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		4,853,000,000				4,580,000,000
Acquisition and others		0				0
Disposal and others		0				0
Dividends		(149,000,000)				(135,000,000)
Gains(losses) on equity-method accounting		352,000,000				408,000,000
Other comprehensive income		0				0
Others		0				0
Carrying amount		5,056,000,000				4,853,000,000
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		24,719,000,000				25,508,000,000
Acquisition and others		0				0
Disposal and others		(17,500,000,000)				(2,900,000,000)
Dividends		0				0
Gains(losses) on equity-method accounting		(170,000,000)				916,000,000
Other comprehensive income		71,000,000				1,195,000,000
Others		0				0
Carrying amount		7,120,000,000				24,719,000,000
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		24,789,000,000				28,470,000,000
Acquisition and others		0				3,751,000,000
Disposal and others		(9,730,000,000)				(12,000,000,000)
Dividends		0				0
Gains(losses) on equity-method accounting		2,121,000,000				4,578,000,000
Other comprehensive income		33,000,000				(10,000,000)
Others		0				0
Carrying amount		17,213,000,000				24,789,000,000
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		1,850,000,000				0
Acquisition and others		0				0
Disposal and others		0				0
Dividends		0				0
Gains(losses) on equity-method accounting		(85,000,000)				(3,000,000)
Other comprehensive income		(4,000,000)				11,000,000
Others		0				1,842,000,000	[11]
Carrying amount		1,761,000,000				₩ 1,850,000,000
Description Of Other Changes In Investments In Associates	[11]					Other gain of Keystone-Hyundai Securities No. 1 Private Equity Fund amounting ￦1,842 million represents the Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope.
POSCO-KB Shipbuilding Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		2,500,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(155,000,000)
Other comprehensive income		0
Others		0
Carrying amount		2,345,000,000				₩ 0
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		3,957,000,000				0
Acquisition and others		0				0
Disposal and others		(3,830,000,000)				0
Dividends		(407,000,000)				0
Gains(losses) on equity-method accounting		823,000,000				(688,000,000)
Other comprehensive income		0				0
Others		0				4,645,000,000	[12]
Carrying amount		543,000,000				₩ 3,957,000,000
Description Of Other Changes In Investments In Associates	[12]					Other gain of Hyundai-Tongyang Agrifood Private Equity Fund amounting ￦4,645 million represents the Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope.
Hyundai Securities Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				₩ 0
Acquisition and others						1,349,150,000,000
Disposal and others						(1,459,604,000,000)
Dividends						0
Gains(losses) on equity-method accounting						112,931,000,000
Other comprehensive income						(2,477,000,000)
Others						0
Carrying amount						₩ 0
Description of nature of entitys relationship with associate						Hyundai Securities Co., Ltd. is included as a subsidiary in fourth quarter, 2016.
Description Of Other Changes In Investments In Associates	[13]					Hyundai Securities Co., Ltd. is included as a subsidiary in fourth quarter, 2016.
UAMCO., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				₩ 129,707,000,000
Acquisition and others						0
Disposal and others						(101,740,000,000)
Dividends						(26,961,000,000)
Gains(losses) on equity-method accounting						(1,006,000,000)
Other comprehensive income						0
Others						0
Carrying amount						0
JSC Bank CenterCredit
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				0
Acquisition and others						0
Disposal and others						0
Dividends						(1,000,000)
Gains(losses) on equity-method accounting						1,000,000
Other comprehensive income						0
Others						0
Carrying amount						0
United PF 1st Recovery Private Equity Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				183,117,000,000
Acquisition and others						0
Disposal and others						(190,863,000,000)
Dividends						0
Gains(losses) on equity-method accounting						7,746,000,000
Other comprehensive income						0
Others						0
Carrying amount						0
Jungdong Steel Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0				33,000,000
Acquisition and others						0
Disposal and others						0
Dividends						0
Gains(losses) on equity-method accounting						(33,000,000)
Other comprehensive income						0
Others						0
Carrying amount						₩ 0
Description of nature of entitys relationship with associate	[6]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Sawnics Co., Ltd.
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		₩ 0				₩ 1,397,000,000
Acquisition and others						0
Disposal and others						(1,223,000,000)
Dividends						0
Gains(losses) on equity-method accounting						(174,000,000)
Other comprehensive income						0
Others						0
Carrying amount						0
KB No.5 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				20,000,000
Acquisition and others						0
Disposal and others						(20,000,000)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Carrying amount						0
KB No.6 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				78,000,000
Acquisition and others						0
Disposal and others						(78,000,000)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Carrying amount						0
KB No.7 Special Purpose Acquisition Company
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0				88,000,000
Acquisition and others						0
Disposal and others						(88,000,000)
Dividends						0
Gains(losses) on equity-method accounting						0
Other comprehensive income						0
Others						0
Carrying amount						0
KB-KDBC New Technology Business Investment Fund
Disclosure Of Changes In Investments In Associates Line Items [Line Items]
Beginning		0
Acquisition and others		5,000,000,000
Disposal and others		0
Dividends		0
Gains(losses) on equity-method accounting		(28,000,000)
Other comprehensive income		0
Others		0
Carrying amount		₩ 4,972,000,000				₩ 0

[1]	Gain on disposal of investments in associates and joint ventures for year ended December?31, 2017, amounts to ￦15,113?million.
[2]	Loss on disposal of investments in associates for the year ended December?31, 2016, amounts to ￦18,812?million.
[3]	Although the Group holds a majority of the investee’s voting rights, other limited partners have a right to replace general partners. Therefore, the Group has been classified the entity as investment in associates.
[4]	Among the gain on valuation of equity method investments, ￦75,097million includes the gains on bargain purchase
[5]	KB Insurance Co., Ltd. is included as a subsidiary in the second quarter of 2017.
[6]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
[7]	KB-Glenwood?Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.
[8]	Other gain of KB No.9 Special Purpose Acquisition Company amounting to ￦8?million represents the changes in interests due to unequal share capital increase in the associate.
[9]	Other gain of KB No.10 Special Purpose Acquisition Company amounting to ￦10?million represents the changes in interests due to unequal share capital increase in the associate.
[10]	Other gain of KB No.11 Special Purpose Acquisition Company amounting to ￦11?million represents the changes in interests due to unequal share capital increase in the associate.
[11]	Other gain of Keystone-Hyundai Securities No.?1 Private Equity Fund amounting ￦1,842?million represents the Hyundai Securities Co., Ltd.’s inclusion of the consolidation scope.
[12]	Other gain of Hyundai-Tongyang Agrifood Private Equity Fund amounting ￦4,645?million represents the Hyundai Securities Co.,?Ltd.’s inclusion of the consolidation scope.
[13]	Hyundai Securities Co., Ltd. is included as a subsidiary in fourth quarter, 2016.